UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Texan Capital Management

Address:   520 Post Oak Boulevard, Suite 777
           Houston, Texas 77027-9479


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia Justice Cauthorn
Title:  President and Chief Compliance Officer
Phone:  713-965-0300

Signature,  Place,  and  Date  of  Signing:

/s/ Julia Justice Cauthorn         Houston, Texas                     8/3/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             103

Form 13F Information Table Value Total:  $      125,302
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Abbott Labs                    Common         002824100    1,459   27,732 SH       SOLE       0           0  27,732    0
Alcatel-Lucent                 SPONSORED ADR  013904305    1,755  304,162 SH       SOLE       0           0 304,162    0
Alcoa Inc                      Common         013817101      626   39,439 SH       SOLE       0           0  39,439    0
Anadarko Pete Corp             Common         032511107    2,582   33,642 SH       SOLE       0           0  33,642    0
Apache Corp                    Common         037411105    2,369   19,200 SH       SOLE       0           0  19,200    0
Apple, Inc                     Common         037833100    1,135    3,380 SH       SOLE       0           0   3,380    0
ARM HLDGS PLC                  SPONSORED ADR  042068106    1,568   55,155 SH       SOLE       0           0  55,155    0
Atlas Air Worldwide Hldgs      Com New        049164205    1,491   25,058 SH       SOLE       0           0  25,058    0
Atwood Oceanics Inc            Common         050095108      360    8,160 SH       SOLE       0           0   8,160    0
Barrick Gold Corp              Common         067901108    1,419   31,333 SH       SOLE       0           0  31,333    0
BB&T Corp                      Common         054937107      982   36,570 SH       SOLE       0           0  36,570    0
BHP Billiton Ltd               SPONSORED ADR  088606108    1,439   15,205 SH       SOLE       0           0  15,205    0
Blackrock Kelso Capital Corp   Common         092533108    1,656  184,613 SH       SOLE       0           0 184,613    0
BP PLC                         SPONSORED ADR  055622104      315    7,105 SH       SOLE       0           0   7,105    0
Bristol-Myers Squibb Co.       Common         110122108      304   10,500 SH       SOLE       0           0  10,500    0
Buckeye Partners LP            Unit Ltd Partn 118230101      746   11,560 SH       SOLE       0           0  11,560    0
Calpine Corp                   Common         131347304      898   55,680 SH       SOLE       0           0  55,680    0
Cameco Corp                    Common         13321L108    1,737   65,931 SH       SOLE       0           0  65,931    0
Cameron International Corp     Common         13342B105    2,327   46,265 SH       SOLE       0           0  46,265    0
Carrizo Oil & Co Inc           Common         144577103    1,781   42,650 SH       SOLE       0           0  42,650    0
Chevron Corp New               Common         166764100      587    5,712 SH       SOLE       0           0   5,712    0
Cisco Sys Inc                  Common         17275R102      483   30,949 SH       SOLE       0           0  30,949    0
Continental Resources Inc.     Common         212015101    1,233   19,000 SH       SOLE       0           0  19,000    0
Cooper Industries Ltd          CL A           G24182100    1,422   23,834 SH       SOLE       0           0  23,834    0
Crystallex Int'l Corp          Common         22942F101        1   12,840 SH       SOLE       0           0  12,840    0
Cyberonics Inc                 Common         23251P102      325   11,630 SH       SOLE       0           0  11,630    0
Cytokinetics                   Common         23282W100      180  143,700 SH       SOLE       0           0 143,700    0
DCP Midstream Partners LP      Common         23311P100      941   22,965 SH       SOLE       0           0  22,965    0
Deere & Co                     Common         244199105    2,290   27,769 SH       SOLE       0           0  27,769    0
Denbury Res Inc.               Com New        247916208    1,551   77,527 SH       SOLE       0           0  77,527    0
Devon Energy Corp New          Common         25179M103    2,287   29,015 SH       SOLE       0           0  29,015    0
Diamond Offshore Drilling Inc  Common         25271C102    1,747   24,810 SH       SOLE       0           0  24,810    0
Duncan Energy Partners LP      COM UNITS      265026104    1,037   23,975 SH       SOLE       0           0  23,975    0
Du Pont E I De Nemours & Co.   Common         263534109    1,621   29,985 SH       SOLE       0           0  29,985    0
El Paso Pipeline Partners LP   COM UNIT LP1   283702108      926   26,650 SH       SOLE       0           0  26,650    0
Ensco International Inc        Common         26874Q100    1,949   36,558 SH       SOLE       0           0  36,558    0
Enterprise Prods Partners LP   Common         293792107    1,991   46,075 SH       SOLE       0           0  46,075    0
EOG Resources                  Common         26875P101      573    5,483 SH       SOLE       0           0   5,483    0
Exxon Mobil Corp               Common         30231G102    7,923   97,361 SH       SOLE       0           0  97,361    0
FLIR Systems Inc               Common         302445101      367   10,900 SH       SOLE       0           0  10,900    0
Freeport-McMoRan Copper & Gold Common         35671D857      439    8,301 SH       SOLE       0           0   8,301    0
General Electric Co            Common         369604103    1,410   74,737 SH       SOLE       0           0  74,737    0
Goldcorp Inc.                  Common         380956409      448    9,275 SH       SOLE       0           0   9,275    0
Halliburton Co                 Common         406216101    2,305   45,195 SH       SOLE       0           0  45,195    0
Helmerich & Payne Inc          Common         423452101    1,015   15,345 SH       SOLE       0           0  15,345    0
Honeywell Inc.                 Common         438516106    1,415   23,746 SH       SOLE       0           0  23,746    0
Iamgold Corp                   Common         450913108    1,698   90,495 SH       SOLE       0           0  90,495    0
Int'l Business Machines        Common         459200101    1,617    9,427 SH       SOLE       0           0   9,427    0
Interpublic Group Cos Inc.     Common         460690100    1,073   85,800 SH       SOLE       0           0  85,800    0
JP Morgan & Chase & Co         Common         46625H100      401    9,786 SH       SOLE       0           0   9,786    0
Kansas City Southern           Common         485170302      743   12,520 SH       SOLE       0           0  12,520    0
Kinder Morgan Energy Partners  UT LTD PARTNER 494550106    1,046   14,406 SH       SOLE       0           0  14,406    0
Kinder Morgan Inc Del          Common         49456B101      399   13,900 SH       SOLE       0           0  13,900    0
Kinder Morgan Management LLC   SHS            49455U100      579    8,826 SH       SOLE       0           0   8,826    0
Lockheed Martin Corp           Common         539830109    1,536   18,971 SH       SOLE       0           0  18,971    0
Magellan Midstream Partners LP COM UNIT RP LP 559080106    1,104   18,475 SH       SOLE       0           0  18,475    0
Main Street Capital Corp       Common         56035L104    3,516  185,528 SH       SOLE       0           0 185,528    0
Microsoft Corp                 Common         594918104    1,361   52,358 SH       SOLE       0           0  52,358    0
Mitsubishi UFJ Finl Group In   SPONSORED ADR  606822104       55   11,390 SH       SOLE       0           0  11,390    0
Molycorp Inc.                  Common         608753109    3,176   52,015 SH       SOLE       0           0  52,015    0


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Murphy Oil Corp                Common         626717102      788   12,000 SH       SOLE       0           0  12,000    0
National Feul Gas Co. N J      Common         636180101      531    7,290 SH       SOLE       0           0   7,290    0
National Oilwell Varco Inc     Common         637071101    3,685   47,113 SH       SOLE       0           0  47,113    0
Newfield Exploration           Common         651290108    1,502   22,075 SH       SOLE       0           0  22,075    0
Newmont Mining Corp            Common         651639106    1,152   21,347 SH       SOLE       0           0  21,347    0
Noble Corporation              Common         G65422100      902   22,896 SH       SOLE       0           0  22,896    0
Noble Energy Inc               Common         655044105      323    3,600 SH       SOLE       0           0   3,600    0
Novartis AG                    SPONSORED ADR  66987V109    1,100   17,997 SH       SOLE       0           0  17,997    0
NRG Energy Inc.                Com New        629377508      169    6,855 SH       SOLE       0           0   6,855    0
Occidental Pete Corp           Common         674599105      357    3,428 SH       SOLE       0           0   3,428    0
Oceaneering Int'l Inc          Common         675232102    1,054   26,012 SH       SOLE       0           0  26,012    0
Petrohawk Energy Corp          Common         716495106    2,598  105,310 SH       SOLE       0           0 105,310    0
Petroleo Brasileiro SA Petro   ADR            71654V408    1,681   49,654 SH       SOLE       0           0  49,654    0
Pioneer Natural Resources Co   Common         723787107    1,632   18,221 SH       SOLE       0           0  18,221    0
Plains All Amern Pipeline      Unit Ltd Partn 726503105    1,252   19,560 SH       SOLE       0           0  19,560    0
Plains Expl & Prodtn Co        Common         726505100    1,684   44,180 SH       SOLE       0           0  44,180    0
PolyMedix Inc                  Common         73174C100       18   24,520 SH       SOLE       0           0  24,520    0
Potash Corp Sask Inc           Common         73755L107    1,934   33,933 SH       SOLE       0           0  33,933    0
Powerwave Technologies Inc.    Common         739363109      382  129,400 SH       SOLE       0           0 129,400    0
Procter & Gamble Co            Common         742718109      655   10,310 SH       SOLE       0           0  10,310    0
Qep Resources Inc              Common         74733V10       243    5,800 SH       SOLE       0           0   5,800    0
QUALCOMM Inc                   Common         747525103    1,234   21,727 SH       SOLE       0           0  21,727    0
Raytheon Co                    Com New        755111507      866   17,633 SH       SOLE       0           0  17,633    0
Rowan Cos Inc                  Common         779382100    1,060   27,301 SH       SOLE       0           0  27,301    0
Royal Dutch Shell PLC          Spons ADR A    780259206      775   10,888 SH       SOLE       0           0  10,888    0
Schlumberger Ltd               Common         806857108    2,527   29,252 SH       SOLE       0           0  29,252    0
Seaco Ltd                      Common         G79441104        7   10,468 SH       SOLE       0           0  10,468    0
SM Energy Company              Common         78454L100    1,334   18,160 SH       SOLE       0           0  18,160    0
Southern Co                    Common         842587107      575   14,234 SH       SOLE       0           0  14,234    0
Spansion Inc.                  Com CL A New   84649R200      486   25,240 SH       SOLE       0           0  25,240    0
Sprint Nextel Corp             Com Ser 1      852061100      566  105,005 SH       SOLE       0           0 105,005    0
State Street Corp              Common         857477103      289    6,400 SH       SOLE       0           0   6,400    0
Superior Energy Services       Common         868157108      339    9,130 SH       SOLE       0           0   9,130    0
Toll Brothers Inc              Common         889478103    1,106   53,335 SH       SOLE       0           0  53,335    0
Transocean Ltd                 Common         G90073100    2,071   32,078 SH       SOLE       0           0  32,078    0
United Technologies Corp       Common         913017109      877    9,903 SH       SOLE       0           0   9,903    0
Vaalco Energy Inc              Common         91851C201      765  127,000 SH       SOLE       0           0 127,000    0
Venoco Inc.                    Common         92275P307      845   66,325 SH       SOLE       0           0  66,325    0
Veolia Environnement SA        Spons ADR      92334N103      406   14,342 SH       SOLE       0           0  14,342    0
Weatherford International Ltd  Common         G95089101      667   35,570 SH       SOLE       0           0  35,570    0
Western Gas Partners LP        Com Unit LP IN 958254104      882   24,820 SH       SOLE       0           0  24,820    0
Weyerhaeuser Co                Common         962166104      840   38,423 SH       SOLE       0           0  38,423    0
Whiting Petroleum Corp New     Common         966387102    1,424   25,025 SH       SOLE       0           0  25,025    0


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